Description on Plan (Vesting Schedule) (Details) - EBP 005 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Group 1 And Group 4 [Member] | Less Than 2 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
Group 1 And Group 4 [Member] | 2 But Less Than 3 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Group 1 And Group 4 [Member] | 3 But Less Than 4 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
Group 1 And Group 4 [Member] | 4 But Less Than 5 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
Group 1 And Group 4 [Member] | 5 But Less Than 6 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	80.00%
Group 1 And Group 4 [Member] | 6 Or More [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Delta Group Covered Employees [Member]
EBP, Description of Plan [Line Items]
Years of service	3 years
Vesting percentage	100.00%
Delta Group Covered Employees [Member] | Less Than 1 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
Delta Group Covered Employees [Member] | 1 But Less Than 2 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Delta Group Covered Employees [Member] | 2 But Less Than 3 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
Delta Group Covered Employees [Member] | 3 But Less Than 4 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
Delta Group Covered Employees [Member] | 4 But Less Than 5 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	80.00%
Delta Group Covered Employees [Member] | 5 Or More [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Delta Plan Profit Sharing Contribution [Member] | Less Than 2 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
Delta Plan Profit Sharing Contribution [Member] | 2 But Less Than 3 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Delta Plan Profit Sharing Contribution [Member] | 3 But Less Than 4 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
Delta Plan Profit Sharing Contribution [Member] | 4 But Less Than 5 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
Delta Plan Profit Sharing Contribution [Member] | 5 But Less Than 6 [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	80.00%
Delta Plan Profit Sharing Contribution [Member] | 6 Or More [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Minimum [Member] | Group 1 And Group 4 [Member] | 2 But Less Than 3 [Member]
EBP, Description of Plan [Line Items]
Years of service	2 years
Minimum [Member] | Group 1 And Group 4 [Member] | 3 But Less Than 4 [Member]
EBP, Description of Plan [Line Items]
Years of service	3 years
Minimum [Member] | Group 1 And Group 4 [Member] | 4 But Less Than 5 [Member]
EBP, Description of Plan [Line Items]
Years of service	4 years
Minimum [Member] | Group 1 And Group 4 [Member] | 5 But Less Than 6 [Member]
EBP, Description of Plan [Line Items]
Years of service	5 years
Minimum [Member] | Group 1 And Group 4 [Member] | 6 Or More [Member]
EBP, Description of Plan [Line Items]
Years of service	6 years
Minimum [Member] | Delta Group Covered Employees [Member] | 1 But Less Than 2 [Member]
EBP, Description of Plan [Line Items]
Years of service	1 year
Minimum [Member] | Delta Group Covered Employees [Member] | 2 But Less Than 3 [Member]
EBP, Description of Plan [Line Items]
Years of service	2 years
Minimum [Member] | Delta Group Covered Employees [Member] | 3 But Less Than 4 [Member]
EBP, Description of Plan [Line Items]
Years of service	3 years
Minimum [Member] | Delta Group Covered Employees [Member] | 4 But Less Than 5 [Member]
EBP, Description of Plan [Line Items]
Years of service	4 years
Minimum [Member] | Delta Group Covered Employees [Member] | 5 Or More [Member]
EBP, Description of Plan [Line Items]
Years of service	5 years
Minimum [Member] | Delta Plan Profit Sharing Contribution [Member] | 2 But Less Than 3 [Member]
EBP, Description of Plan [Line Items]
Years of service	2 years
Minimum [Member] | Delta Plan Profit Sharing Contribution [Member] | 3 But Less Than 4 [Member]
EBP, Description of Plan [Line Items]
Years of service	3 years
Minimum [Member] | Delta Plan Profit Sharing Contribution [Member] | 4 But Less Than 5 [Member]
EBP, Description of Plan [Line Items]
Years of service	4 years
Minimum [Member] | Delta Plan Profit Sharing Contribution [Member] | 5 But Less Than 6 [Member]
EBP, Description of Plan [Line Items]
Years of service	5 years
Minimum [Member] | Delta Plan Profit Sharing Contribution [Member] | 6 Or More [Member]
EBP, Description of Plan [Line Items]
Years of service	6 years
Maximum [Member] | Group 1 And Group 4 [Member] | Less Than 2 [Member]
EBP, Description of Plan [Line Items]
Years of service	2 years
Maximum [Member] | Group 1 And Group 4 [Member] | 2 But Less Than 3 [Member]
EBP, Description of Plan [Line Items]
Years of service	3 years
Maximum [Member] | Group 1 And Group 4 [Member] | 3 But Less Than 4 [Member]
EBP, Description of Plan [Line Items]
Years of service	4 years
Maximum [Member] | Group 1 And Group 4 [Member] | 4 But Less Than 5 [Member]
EBP, Description of Plan [Line Items]
Years of service	5 years
Maximum [Member] | Group 1 And Group 4 [Member] | 5 But Less Than 6 [Member]
EBP, Description of Plan [Line Items]
Years of service	6 years
Maximum [Member] | Delta Group Covered Employees [Member] | Less Than 1 [Member]
EBP, Description of Plan [Line Items]
Years of service	1 year
Maximum [Member] | Delta Group Covered Employees [Member] | 1 But Less Than 2 [Member]
EBP, Description of Plan [Line Items]
Years of service	2 years
Maximum [Member] | Delta Group Covered Employees [Member] | 2 But Less Than 3 [Member]
EBP, Description of Plan [Line Items]
Years of service	3 years
Maximum [Member] | Delta Group Covered Employees [Member] | 3 But Less Than 4 [Member]
EBP, Description of Plan [Line Items]
Years of service	4 years
Maximum [Member] | Delta Group Covered Employees [Member] | 4 But Less Than 5 [Member]
EBP, Description of Plan [Line Items]
Years of service	5 years
Maximum [Member] | Delta Plan Profit Sharing Contribution [Member] | Less Than 2 [Member]
EBP, Description of Plan [Line Items]
Years of service	2 years
Maximum [Member] | Delta Plan Profit Sharing Contribution [Member] | 2 But Less Than 3 [Member]
EBP, Description of Plan [Line Items]
Years of service	3 years
Maximum [Member] | Delta Plan Profit Sharing Contribution [Member] | 3 But Less Than 4 [Member]
EBP, Description of Plan [Line Items]
Years of service	4 years
Maximum [Member] | Delta Plan Profit Sharing Contribution [Member] | 4 But Less Than 5 [Member]
EBP, Description of Plan [Line Items]
Years of service	5 years
Maximum [Member] | Delta Plan Profit Sharing Contribution [Member] | 5 But Less Than 6 [Member]
EBP, Description of Plan [Line Items]
Years of service	6 years